Convertible Senior Notes - Summary of Debt Instruments Interest Cost Recognized (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Debt Instrument [Line Items]
Contractual interest expense	¥ 2,824	$ 387	¥ 3,248	¥ 2,913
Senior Convertible Notes
Debt Instrument [Line Items]
Contractual interest expense	571	78	644	404
Amortization of the discount and issuance costs	278	38	292	66
Total	¥ 849	$ 116	¥ 936	¥ 470